Stockholders’ Equity (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended					6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 15, 2025	Feb. 07, 2025	Mar. 02, 2023	Jan. 23, 2024	Jun. 23, 2023	Apr. 30, 2022	Jun. 30, 2025	Mar. 31, 2025	Mar. 20, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Nov. 14, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 08, 2023	Dec. 31, 2022	May 23, 2022	Oct. 01, 2019
Subsidiary, Sale of Stock [Line Items]
Principal amount																		$ 11,200,000
Common stock issuance																					22,500
Common stock , per value							$ 0.00001					$ 0.00001				$ 0.00001	$ 0.00001
Warrant exercise price																				$ 6.21
Proceeds from issuance of common stock	$ 103,912
Conversion of shares, shares			100,000														5,000,000
Conversion of shares, Value			$ 390,000														$ 10,622,119
Expiration date						Jun. 30, 2027
Warrants issued												0	22,471			674,146
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares							1,559			315		2,061	464			48,568	52,375
Stock issued for services, amount							$ 6,000			$ 6,000		$ 12,000	$ 14,000			$ 26,000	$ 44,000
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price						$ 3.90
Stock options [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price					$ 1.26
Expiration date					Jun. 23, 2033			Mar. 31, 2035				Jun. 30, 2035	Jun. 30, 2034	Sep. 30, 2034	Nov. 14, 2034	Dec. 31, 2034
Options granted					825,000			2,524				6,944	1,012	74,744	15,728	13,632
Stock options valued								$ 24,612				$ 24,778	$ 16,625	$ 16,618	$ 4,125	$ 12,289	$ 1,035,273
Risk free interest rate								4.3908%				4.39%	4.40%	3.79%	4.44%	4.58%	5.41%
Volatility								148.00%				161.00%	188.00%	184.00%	156.00%	146.00%	176.00%
Exercise price							$ 3.60	$ 9.90		$ 0.55		$ 3.60	$ 0.55	$ 0.22	$ 0.27	$ 0.92	$ 1.26
Number of shares granted												9,468	40,604			1,322,231	825,000
Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued									6,201,377
Proceeds from issuance of common stock		$ 9,476,508							$ 3,511,042
Sales Agreement [Member] | At The Market Issuance [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock												$ 3,511,040	$ 2,176,556
Placement agent fees													55,000
Sales commissions												$ 87,256	$ 54,399
Number of shares issued												206,713	72,058
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price							$ 272.26			272.26		$ 272.26	$ 272.26			$ 272.26	$ 291.05		$ 9.63
7 accredited investors [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock												$ 1,000,000				$ 1,000,000
Placement agent fees												$ 100,000				$ 100,000
Altitude Capital Group LLC [Member] | Placement Agent Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Placement agent agreement description																the Company entered into a Placement Agent Agreement with Altitude Capital Group, LLC, as placement agent (“Altitude Capital” or the “Placement Agent”). The Company’s Non-Executive Chairman of the Board owns 10% of Altitude Capital. Pursuant to the Placement Agent Agreement, at closing, Altitude Capital was paid a cash commission equal to 10% of the gross proceeds received by the Company, plus 20% warrant coverage, providing Altitude Capital with the right to purchase 112,353 shares of Common Stock at $1.78 per share through February 2, 2030 (the “Placement Agent Warrants”).
Craig Hallum Capital Group LLC [Member] | Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																24,758,057
Proceeds from issuance of common stock																$ 11,546,949
Placement agent fees																55,000
Sales commissions																$ 288,674
Altitude Capital [Member] | Placement Agent Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Placement agent agreement description												Company entered into a Placement Agent Agreement with Altitude Capital Group, LLC, as placement agent (“Altitude Capital” or the “Placement Agent”). The Company’s Non-Executive Chairman of the Board owns 10% of Altitude Capital. Pursuant to the Placement Agent Agreement, at closing, Altitude Capital was paid a cash commission equal to 10% of the gross proceeds received by the Company, plus 20% warrant coverage, providing Altitude Capital with the right to purchase 3,745 shares (112,353 prior to the Reverse Stock Split) of Common Stock at $53.40 per share ($1.78 prior to the Reverse Stock Split) through February 2, 2030 (the “Placement Agent Warrants”).
Plan 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issuance																3,265,516
Number of shares authorized				1,060,458
2022 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issuance							108,851					108,851
Number of shares authorized				35,349				95,721
Warrant exercise price				$ 63.30
Expiration date				Jan. 23, 2034
Stock options valued				$ 2,461,404
Number of shares granted				38,894
Number of stock option vested				38,894
2022 Plan [Member] | Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate																5.22%
Volatility																228.00%
2022 Plan [Member] | Stock options [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate													5.22%			4.40%
Volatility													228.00%			188.00%
Exercise price										$ 63.30			$ 63.30			$ 63.30
Number of shares granted				39,594
2022 Plan [Member] | Stock Option #1 [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate																4.40%
Volatility																188.00%
Exercise price																$ 2.11
Legacy Cardio [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of aggregate shares																43,334
Principal amount																$ 433,334
Mana’s former officers and directors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares transferred																1,625,000
Board of directors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares											35,212						251,172
Stock issued for services, amount											$ 50,000						$ 200,000
Board of Directors Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares											1,174
Stock issued for services, amount											$ 50,000
Legacy Cardio Stockholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares received																$ 6,883,306
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																928,571
Private Placement [Member] | 7 accredited investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																561,793
Common stock , per value							$ 0.00001					$ 0.00001				$ 0.00001
Warrant exercise price							$ 53.40					$ 53.40				$ 1.78
Number of shares issued												18,727
Private Placement [Member] | 7 accredited investors [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																561,793
Number of shares issued													18,727
Private Placement [Member] | 7 accredited investors [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																561,793
Number of shares issued													18,727